ACQUISITIONS	12 Months Ended
Dec. 31, 2014
ACQUISITIONS

9. ACQUISITIONS

Carrier Enterprise I

Carrier Enterprise, LLC (“Carrier Enterprise I”) is a joint venture formed on July 1, 2009 with Carrier that operates a network of locations primarily throughout the Sun Belt States. From its inception until July 2, 2012, we owned 60% of the joint venture and Carrier owned 40%. We exercised an option to acquire an additional 10% ownership interest in Carrier Enterprise I on July 2, 2012 for cash consideration of $51,881. On July 1, 2014, we exercised our second option to acquire an additional 10% ownership interest in Carrier Enterprise I for cash consideration of $87,735, following which we have an 80% controlling interest in Carrier Enterprise I. Neither we nor Carrier has any remaining options to purchase additional ownership interests in Carrier Enterprise I or any of our other joint ventures with Carrier, which are described below.

Carrier Enterprise II

On April 29, 2011, we formed a second joint venture with Carrier to distribute Carrier, Bryant and Payne branded residential, light-commercial and applied-commercial HVAC products and related parts and supplies in the northeast U.S. We own 60% of the joint venture and Carrier owns 40%.

Carrier Enterprise III

On April 27, 2012, we completed the formation of a joint venture with UTC Canada Corporation (“UTC Canada”), an affiliate of Carrier, to distribute Carrier-manufactured HVAC products in Canada. This joint venture, Carrier Enterprise Canada, L.P. (“Carrier Enterprise III”), operated 37 locations throughout Canada as of December 31, 2014. We have a 60% controlling interest in Carrier Enterprise III, and Carrier has a 40% noncontrolling interest. Total consideration paid by us for our 60% controlling interest in Carrier Enterprise III comprised cash consideration of $80,489 and the issuance to UTC Canada of 1,250,000 shares of Common stock, having a fair value of $93,250.

The purchase price for Carrier Enterprise III resulted in the recognition of $216,463 in goodwill and intangibles. The fair value of the identified intangible assets was $151,172 and consisted of $95,515 in trade names and distribution rights and $55,657 in customer relationships to be amortized over a 15 year period. For Canadian income tax purposes, 75% of the tax basis of the acquired goodwill is amortized at a rate of 7% annually on a declining balance basis.

The purchase price allocation is based upon a purchase price of $173,739, which represents the fair value of our 60% controlling interest in Carrier Enterprise III. The table below presents the allocation of the total consideration to tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest from the acquisition of our 60% controlling interest in Carrier Enterprise III based on the respective fair values as of April 27, 2012:

Cash	$10
Accounts receivable	46,718
Inventories	55,024
Other current assets	481
Property and equipment	2,517
Goodwill	65,291
Intangible assets	151,172
Other assets	978
Accounts payable and accrued expenses	(44,208)
Noncontrolling interest	(104,244)

Total purchase price	$173,739

The fair value of the noncontrolling interest was determined by applying a pro-rata value of the total invested capital adjusted for a discount for lack of control that market participants would consider when estimating the fair value of the noncontrolling interest.

The unaudited pro forma financial information, combining our results of operations with the operations of Carrier Enterprise III as if the joint venture had been formed on January 1, 2012, is as follows:

Year ended December 31,	2012
Revenues	$3,526,621

Net income	156,728
Less: net income attributable to noncontrolling interest	54,153

Net income attributable to Watsco, Inc.	$102,575

Diluted earnings per share for Common and Class B common stock	$2.64

The foregoing unaudited pro forma financial information is presented for informational purposes only. The unaudited pro forma financial information from the beginning of the period presented until the acquisition date includes adjustments to record income taxes related to our portion of Carrier Enterprise III’s income, amortization related to identified intangible assets with finite lives and interest expense on borrowings incurred to acquire our 60% controlling interest. This unaudited pro forma financial information does not include adjustments to add or remove certain corporate expenses of Carrier Enterprise III, which may or may not be incurred in future periods, or adjustments for depreciation or synergies that may be realized subsequent to the acquisition date. This unaudited pro forma financial information does not necessarily reflect our future results of operations or what the results of operations would have been had we acquired our 60% controlling interest in and operated Carrier Enterprise III as of the beginning of the period presented.

The results of operations of these acquired locations have been included in the consolidated financial statements from the date of acquisition of our controlling interest in Carrier Enterprise III.

Transaction costs

Approximately $1,200 of transaction costs is included in selling, general and administrative expenses in our consolidated statements of income for the year ended December 31, 2012, primarily associated with the closing and transition of Carrier Enterprise III.